Share Capital - Summary Of The Model Used To Determine Fair Value Of Options (Detail)	12 Months Ended
	Nov. 30, 2019 yr $ / shares	Nov. 30, 2019 yr $ / shares	Nov. 30, 2018 yr $ / shares	Nov. 30, 2018 yr $ / shares
Disclosure Of The Model Used To Determine Fair Value Of Options [Line Items]
Risk-free interest rate	2.15%	2.15%	1.46%	1.46%
Expected volatility	57.00%	57.00%	58.00%	58.00%
Average option life in years	8	8	8	8
Grant-date share price | (per share)	$ 6.15	$ 8.19	$ 7.49	$ 9.56
Option exercise price | (per share)	$ 6.15	$ 8.19	$ 7.49	$ 9.56
Stock Appreciation Rights [Member]
Disclosure Of The Model Used To Determine Fair Value Of Options [Line Items]
Risk-free interest rate	1.46%	1.46%
Expected volatility	58.00%	58.00%
Average option life in years	8	8
Grant-date share price | (per share)	$ 3.06	$ 4.06
Option exercise price | (per share)	$ 3.06	$ 4.06